OPERATING DATA - Inventories - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Allowance for slow-moving inventory, excess of cost over net realizable value and obsolescence	$ 1,180	$ 1,370	$ 1,434	$ 1,629